Subsequent Events (Details) - Subsequent Events [Member] - USD ($)	Jan. 03, 2024	Feb. 04, 2022
Subsequent Events [Line Items]
SEC settlement obligation	$ 5,000,000
Associated costs		$ 3,313,538